Debt Obligations Future Maturities - Level 3 (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Maturities of Long-term Debt [Table Text Block]
Aggregate maturities of debt and minimum rentals under operating leases at December 31, 2015 for the Company are as follows:

Year	Debt	Minimum Rentals Under Operating Leases
2016	$36	$15
2017	—	11
2018	—	7
2019	—	6
2020	—	5
2021 and thereafter	1,331	15
Total	$1,367	$59

The Company’s operating leases consist primarily of vehicles, equipment, land and buildings. Rental expense under operating leases amounted to $13, $4, $16, and $15 for the successor year ended December 31, 2015, successor period from October 25, 2014 through December 31, 2014; the predecessor period from January 1, 2014 through October 24, 2014 and the year ended December 31, 2013, respectively.